Financial items - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Interest income related to balance at amortised costs of financial investments	$ 1,132	$ 1,410	$ 364
Interest expense on borrowings	787	857	918
Net interest expense, fair value through profit or loss category	425	405	111
Foreign currency exchange gains/(losses)	(397)	315	(691)
Gains/(losses) financial investments	(522)	123	(394)
Gains/(losses) other derivative financial instruments	46	351	(1,745)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) financial investments	(496)	124	(396)
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Gains/(losses) other derivative financial instruments	$ 33	$ 332	$ (1,760)